Document and Entity Information	12 Months Ended
Dec. 31, 2024 shares
Document and Entity Information
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2024
Document Transition Report	false
Document Shell Company Report	false
Entity Registrant Name	BRAZILIAN ELECTRIC POWER CO
Entity Incorporation, State or Country Code	D5
Entity Address, Address Line One	Avenida Graça Aranha 26
Entity Address, Address Line Two	19th floor, Centro,
Entity Address, City or Town	Rio de Janeiro
Entity Address, Country	BR
Entity Address, Postal Zip Code	20030-900
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Entity Central Index Key	0001439124
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	FY
Amendment Flag	false
Auditor Name	PricewaterhouseCoopers Auditores Independentes Ltda.
Auditor Firm ID	1351
Auditor Location	Rio de Janeiro, Brazil
Entity File Number	001-34129
Document Financial Statement Error Correction [Flag]	false
Business Contact
Document and Entity Information
Entity Address, Address Line One	Avenida Graça Aranha 26
Entity Address, Address Line Two	19th floor,
Entity Address, City or Town	Rio de Janeiro
Entity Address, Country	BR
Entity Address, Postal Zip Code	CEP 20030-900
Contact Personnel Name	Eduardo Haiama
City Area Code	55 21
Local Phone Number	2514-6435
Contact Personnel Email Address	vfr@eletrobras.com.br
Common shares
Document and Entity Information
Title of 12(b) Security	Common Shares, no par value
Entity Common Stock, Shares Outstanding	1,977,787,007
Preferred shares
Document and Entity Information
Title of 12(b) Security	Preferred Shares, no par value
Class A preferred shares
Document and Entity Information
Entity Common Stock, Shares Outstanding	142,559
Class B preferred shares
Document and Entity Information
Entity Common Stock, Shares Outstanding	272,704,393
Class C Preferred Share
Document and Entity Information
Entity Common Stock, Shares Outstanding	1
American Depositary Shares
Document and Entity Information
Title of 12(b) Security	American Depositary Shares, evidenced by American Depositary Receipts, each representing one Common Share
Trading Symbol	EBR
Security Exchange Name	NYSE
American Depository Shares, Class B
Document and Entity Information
Title of 12(b) Security	American Depositary Shares, evidenced by American Depositary Receipts, each representing one Class B Preferred Share
Trading Symbol	EBR-B
Security Exchange Name	NYSE